Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2014
Partners' Capital [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the computation of basic and diluted earnings per limited partner units for the periods presented (in millions except per unit amounts):

Year Ended December 31,
2014*
Limited partners’ interest in net income	$136.7
Distributed earnings allocated to:
Common units and Class B Units (1) (2)	$310.0
Unvested restricted units	1.3
Total distributed earnings	$311.3
Undistributed loss allocated to:
Common units and Class B Units (2)	$(173.9)
Unvested restricted units	(0.7)
Total undistributed loss	$(174.6)
Net income allocated to:
Common units and Class B Units (2)	$136.1
Unvested restricted units	0.6
Total limited partners’ interest in net income	$136.7
Total basic and diluted net income per unit:
Basic	$0.59
Diluted	$0.59

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* The 2014 amounts consist only of the period from March 7, 2014 through December 31, 2014.
(1) The 2014 amount represents distributions of $0.36 per unit paid on May 14, 2014, distributions of $0.365 per unit paid on August 13, 2014 , distributions of $0.37 per unit paid on November 13, 2014 and distributions declared of $0.375 per unit payable on February 12, 2015.
(2) The 2014 amount includes distribution of $0.10 per unit for Class B Units paid on May 14, 2014. The Class B Units converted into common units on a one-for-one basis on May 6, 2014.

Schedule of Weighted Average Number of Shares
The following are the unit amounts used to compute the basic and diluted earnings per limited partner unit for the year ended December 31, 2014 (in millions):

Year Ended December 31,
2014
Basic and diluted earnings per unit:
Weighted average limited partner common units outstanding (1)	232.8
Diluted weighted average units outstanding:
Weighted average limited partner basic common units outstanding (1)	232.8
Dilutive effect of restricted units issued	0.4
Total weighted average limited partner diluted common units outstanding (1)	233.2

Schedule of Incentive Distributions Made to Managing Members or General Partners by Distribution
The net income allocated to the general partner is as follows (in millions):

Year Ended December 31,
2014 (1)
Income allocation for incentive distributions	$20.6
Unit-based compensation attributable to ENLC’s restricted units	(10.4)
General Partner interest in net income	1.1
General Partner interest in E2, Transferred Interests and VEX Interests	127.0
General Partner share of net income	$138.3